UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
MONEY MARKET FUND

WESTERN ASSET INSTITUTIONAL AMT FREE
MUNICIPAL MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2010

Schedules of investments (unaudited)	August 31, 2010

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 103.3%

Bank Notes — 0.9%

Bank of America N.A.	0.362%	1/27/11	$10,000,000	$10,000,000	(a)

Certificates of Deposit — 22.5%

Abbey National Treasury Services PLC	0.333%	12/10/10	15,000,000	15,000,000	(a)
Banco Bilbao Vizcaya	0.620%	11/19/10	5,000,000	5,000,657
Bank of Montreal	0.240%	9/13/10	20,000,000	20,000,000
Bank of Tokyo Mitsubishi	0.560%	10/4/10	20,000,000	20,000,183
BNP Paribas NY Branch	0.500%	10/18/10	20,000,000	20,001,303
Citibank N.A.	0.510%	9/22/10	20,000,000	20,000,000
Credit Agricole SA	0.510%	1/11/11	20,000,000	20,004,389
Deutsche Bank AG NY	0.480%	12/30/10	20,000,000	20,003,324
DnB NOR Bank ASA	0.587%	9/10/10	25,000,000	25,000,000	(a)
Rabobank Nederland NY	0.460%	11/1/10	20,000,000	20,000,338
Royal Bank of Scotland	0.430%	12/8/10	20,000,000	20,000,544
Skandinaviska Enskilda Banken	0.590%	9/29/10	20,000,000	20,000,078
Sumitomo Mitsui Banking Corp.	0.400%	10/20/10	20,000,000	20,000,000

Total Certificates of Deposit				245,010,816

Commercial Paper — 27.5%

Bank of America Corp.	0.320%	9/17/10	7,850,000	7,848,884	(b)
Barclays U.S. Funding LLC	0.451%	10/25/10	20,000,000	19,986,500	(b)
BNZ International Funding Ltd.	0.501%	2/3/11	20,000,000	19,956,944	(b),(c)
Commonwealth Bank of Australia	0.361%	9/17/10	20,000,000	19,996,800	(b),(c)
Danske Corp.	0.501%	9/1/10	20,640,000	20,640,000	(b),(c)
Dexia Delaware	0.370%	9/7/10	15,000,000	14,999,075	(b)
General Electric Capital Corp.	0.451%	12/16/10	20,000,000	19,973,500	(b)
Hewlett-Packard Co.	0.210%	9/24/10	25,000,000	24,996,646	(b),(c)
ING U.S. Funding LLC	0.471%	10/7/10	20,000,000	19,990,600	(b)
Intesa Funding LLC	0.500%	10/4/10	4,500,000	4,497,938	(b)
Intesa Funding LLC	0.400%	11/12/10	15,000,000	14,988,000	(b)
Lloyds Bank PLC	0.501%	10/5/10	20,000,000	19,990,556	(b)
Nordea North America Inc.	0.461%	9/10/10	12,000,000	11,998,620	(b)
Societe Generale N.A.	0.551%	10/18/10	20,000,000	19,985,639	(b)
State Street Boston	0.400%	10/14/10	20,000,000	19,990,444	(b)
Swedbank	0.701%	9/22/10	20,000,000	19,991,833	(b)
Westpac Banking Corp.	0.451%	9/7/10	20,000,000	19,998,500	(b),(c)

Total Commercial Paper				299,830,479

Corporate Bonds & Notes — 1.4%

Toyota Motor Credit Corp.	0.293%	1/10/11	15,000,000	15,000,000	(a)

Medium-Term Notes — 1.4%

American Honda Finance Corp.	0.340%	1/11/11	15,000,000	15,000,000	(a),(c)

Supranationals/Sovereigns — 1.8%

International Bank for Reconstruction & Development, Discount Notes	0.200%	11/8/10	20,000,000	19,992,444	(b)

U.S. Government Agencies — 18.2%

Federal Farm Credit Bank (FFCB), Notes	0.590%	5/12/11	5,000,000	5,012,313	(a)
Federal Farm Credit Bank (FFCB), Notes	0.359%	5/18/11	15,000,000	15,006,508	(a)
Federal Home Loan Bank (FHLB)	3.000%	12/10/10	25,000,000	25,189,323
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	20,000,000	19,996,755	(a)
Federal Home Loan Bank (FHLB), Notes	0.171%	7/20/11	15,000,000	14,995,960	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	9/7/10	14,460,000	14,459,470	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	12/2/10	36,625,000	36,607,216	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.593%	4/1/11	25,000,000	25,016,450	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — continued

Federal National Mortgage Association (FNMA), Discount Notes	0.180%	10/27/10	$42,430,000	$42,418,119	(b)

Total U.S. Government Agencies				198,702,114

U.S. Treasury Bills — 4.6%

U.S. Treasury Bills	0.156%	9/30/10	25,000,000	24,996,858	(b)
U.S. Treasury Bills	0.185%	2/24/11	25,000,000	24,977,389	(b)

Total U.S. Treasury Bills				49,974,247

U.S. Treasury Notes — 9.2%

U.S. Treasury Notes	2.000%	9/30/10	100,000,000	100,141,902

Repurchase Agreements — 15.8%

Barclays Capital Inc. tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $75,000,500; (Fully collateralized by U.S. government obligations, 0.000% due 02/03/11; Market value - $76,500,012)	0.240%	9/1/10	75,000,000	75,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $97,792,652; (Fully collateralized by U.S. government agency obligations, 0.000% due 2/23/11; Market value - $99,748,138)	0.240%	9/1/10	97,792,000	97,792,000

Total Repurchase Agreements				172,792,000

TOTAL INVESTMENTS — 103.3% (Cost — $1,126,444,002#)				1,126,444,002
Liabilities in Excess of Other Assets — (3.3)%				(35,624,904)

TOTAL NET ASSETS — 100.0%				$1,090,819,098

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.5%

Alabama — 2.9%

Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.630%	9/1/15	$3,200,000	$3,200,000	(a)(b)
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.400%	10/7/10	4,700,000	4,700,000
Huntsville Hospital	0.330%	11/9/10	14,300,000	14,300,000
Huntsville Hospital	0.300%	12/7/10	17,700,000	17,700,000

Total Alabama				39,900,000

Arizona — 2.4%

Arizona Health Facilities Authority Revenue,
Banner Health System, LOC-Scotiabank	0.280%	1/1/35	14,200,000	14,200,000	(a)(b)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, TECP:
BAN, LOC-Bank of America N.A.	0.280%	9/2/10	5,600,000	5,600,000
BAN, LOC-Bank of America N.A.	0.340%	9/2/10	8,000,000	8,000,000
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.280%	7/1/37	1,160,000	1,160,000	(a)(b)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.450%	7/1/18	3,545,000	3,545,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC- Banco Bilbao Vizcaya	0.350%	12/1/39	420,000	420,000	(a)(b)

Total Arizona				32,925,000

Arkansas — 0.1%

Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC- Bank of America N.A.	0.310%	5/1/37	1,600,000	1,600,000	(a)(b)

California — 13.7%

ABAG Finance Authority for Nonprofit Corp., CA, San Francisco Friends School, LOC-Bank of America N.A.	0.260%	2/1/38	6,800,000	6,800,000	(a)(b)
California EFA, TECP, Stanford University	0.460%	3/16/11	2,000,000	2,000,000
California Health Facilities Financing Authority, TECP	0.350%	9/9/10	6,900,000	6,900,000
California Health Facilities Financing Authority, TECP	0.370%	10/7/10	3,440,000	3,440,000
California Infrastructure & Economic Development Bank Revenue, Asian Art Museum Foundation, NATL, SPA-JPMorgan Chase	0.240%	6/1/34	8,800,000	8,800,000	(a)(b)
California State, GO, LOC-Bank of Montreal	0.220%	5/1/33	2,300,000	2,300,000	(a)(b)
California Statewide CDA Revenue:
The Pegasus School, LOC-Bank of America N.A.	0.400%	9/1/28	700,000	700,000	(a)(b)
University Retirement Community Project, LOC- Bank of America N.A.	0.240%	11/15/38	3,620,000	3,620,000	(a)(b)
California Statewide CDA Revenue, TECP, Kaiser Permanente	0.380%	12/1/10	2,800,000	2,800,000
California Statewide CDA, TECP	0.370%	10/6/10	1,935,000	1,935,000
California Statewide CDA, TECP	0.400%	12/8/10	2,200,000	2,200,000
California Statewide CDA, TECP:
Kaiser Permanente	0.340%	10/6/10	1,800,000	1,800,000
Kaiser Permanente	0.370%	10/19/10	4,400,000	4,400,000
Kaiser Permanente	0.380%	11/10/10	13,400,000	13,400,000
Kaiser Permanente	0.380%	11/12/10	5,000,000	5,000,000
Kaiser Permanente	0.400%	12/2/10	2,100,000	2,100,000
Kaiser Permanente	0.410%	12/9/10	2,400,000	2,400,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — continued

Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.360%	9/1/36	$12,195,000	$12,195,000	(a)(b)
East Bay, CA, MUD Water Systems Revenue	0.300%	3/1/11	2,855,000	2,855,000	(c)
East Bay, CA, MUD Water Systems Revenue, TECP	0.300%	9/8/10	11,000,000	11,000,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.350%	10/6/10	6,800,000	6,800,000
East Bay, CA, MUD, TECP	0.500%	9/9/10	2,500,000	2,500,000
East Bay, CA, MUD, TECP	0.340%	9/10/10	3,100,000	3,100,000
Hemet, CA, USD, COP, School Facilities Project, LOC-State Street Bank & Trust Co.	0.270%	10/1/36	5,445,000	5,445,000	(a)(b)
Kern County, CA, Board of Education, GO, TRAN	1.250%	11/1/10	2,710,000	2,711,159
Metropolitan Water District of Southern California	0.350%	3/7/11	2,800,000	2,800,000	(c)
Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.300%	10/1/36	7,000,000	7,000,000	(a)(b)
Orange County, CA, Local Transportation Authority, TECP, LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.330%	10/8/10	3,000,000	3,000,000
Orange County, CA, TECP:
LOC-Dexia Credit Local	0.320%	9/10/10	2,000,000	2,000,000
LOC-Dexia Credit Local	0.360%	9/14/10	6,300,000	6,300,000
Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.500%	9/1/33	6,755,000	6,755,000	(a)(b)
Richmond, CA, GO, TRAN	2.000%	7/14/11	3,370,000	3,410,578
San Diego County, CA, Regional Transportations, Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.330%	9/10/10	2,200,000	2,200,000
San Diego, CA, Water Authority, TECP, LOC-Dexia Credit Local	0.330%	9/10/10	5,700,000	5,700,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.320%	5/1/29	12,100,000	12,100,000	(a)(b)
San Rafael, CA, GO, TRAN	2.000%	7/28/11	2,140,000	2,163,999
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.240%	1/1/31	3,800,000	3,800,000	(a)(b)
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	16,800,000	16,800,000

Total California				191,230,736

Colorado — 2.4%

Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.310%	12/1/15	2,560,000	2,560,000	(a)(b)
Colorado Educational & Cultural Facilities Authority Revenue:
Cole Valley Christian Schools, LOC-U.S. Bank N.A.	0.280%	5/1/32	4,960,000	4,960,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.260%	9/1/33	3,500,000	3,500,000	(a)(b)
National Jewish Federation Bond, LOC-Bank of America N.A.	0.260%	2/1/38	1,300,000	1,300,000	(a)(b)
Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.300%	3/1/44	2,900,000	2,900,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	11/1/25	2,100,000	2,100,000	(a)(b)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.300%	12/1/25	8,335,000	8,335,000	(a)(b)
La Plata County, CO, PCR, BP Amoco Project	0.450%	3/1/16	180,000	180,138	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Colorado — continued

University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.340%	11/15/33	$7,200,000	$7,200,000	(a)(b)

Total Colorado				33,035,138

Connecticut — 0.6%

Connecticut State HFA, Housing Mortgage Finance Program, D-1, AMBAC-Insured, SPA-FHLB	0.250%	11/15/23	355,000	355,000	(a)(b)
Hartford, CT, GO, BAN	2.500%	4/14/11	1,900,000	1,923,536
Killingly, CT, GO, BAN	1.250%	5/3/11	1,000,000	1,004,853
Torrington, CT, GO, BAN	1.500%	12/1/10	3,500,000	3,509,253
Waterbury, CT, GO, BAN	2.000%	8/31/11	1,695,000	1,720,629	(d)

Total Connecticut				8,513,271

Delaware — 0.1%

University of Delaware Revenue, SPA-Bank of America N.A.	0.250%	11/1/34	1,400,000	1,400,000	(a)(b)

District of Columbia — 0.5%

District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.290%	12/1/37	2,625,000	2,625,000	(a)(b)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.300%	7/1/41	1,100,000	1,100,000	(a)(b)
Hospital for Sick Children, LOC-SunTrust Bank	0.630%	1/1/35	3,500,000	3,500,000	(a)(b)

Total District of Columbia				7,225,000

Florida — 7.7%

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.300%	7/1/31	1,600,000	1,600,000	(a)(b)
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.490%	11/1/22	3,600,000	3,600,000	(a)(b)
Florida Municipal Loan Council, TECP, LOC-Bank of America	0.310%	10/25/10	2,000,000	2,000,000
Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Dexia Credit Local	0.360%	9/14/10	5,400,000	5,400,000
Jacksonville, FL, Electric Authority, TECP:
LOC-JPMorgan Chase	0.400%	10/7/10	5,000,000	5,000,000
LOC-JPMorgan Chase	0.310%	10/19/10	4,900,000	4,900,000
Jacksonville, FL, Health Facilities Authority, LOC- Bank of America	0.250%	8/15/33	2,700,000	2,700,000	(a)(b)
Jacksonville, FL, Health Facilities Authority Hospital Revenue, LOC-Bank of America N.A.	0.250%	8/15/33	6,000,000	6,000,000	(a)(b)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue:
Baptist Medical Center Project	0.250%	8/15/21	155,000	155,000	(a)(b)
Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.250%	8/15/27	7,720,000	7,720,000	(a)(b)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	0.750%	7/1/11	1,705,000	1,708,243
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.330%	9/1/29	3,245,000	3,245,000	(a)(b)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.350%	10/1/41	3,000,000	3,000,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.300%	10/1/33	13,100,000	13,100,000	(a)(b)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.450%	7/1/16	17,955,000	17,955,000	(a)(b)
Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-Landesbank Hessen-Thuringen	0.300%	10/1/36	12,760,000	12,760,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — continued

UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.490%	7/1/37	$3,535,000	$3,535,000	(a)(b)
West Palm Beach, FL, Utility System Revenue, AGM, SPA-Dexia Credit Local	0.360%	10/1/38	13,100,000	13,100,000	(a)(b)

Total Florida				107,478,243

Georgia — 1.3%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.300%	10/1/33	5,000,000	5,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.290%	7/1/22	700,000	700,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.300%	7/1/42	2,700,000	2,700,000	(a)(b)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.390%	7/1/20	1,365,000	1,365,000	(a)(b)
Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.400%	1/1/26	300,000	300,000	(a)(b)
Municipal Electric Authority, GA, TECP, LOC- Landesbank Hessen-Thuringen	0.280%	9/9/10	3,200,000	3,200,000
South Regional Joint Development Authority Revenue, GA, VSU Auxiliary Services Real, LOC- Wells Fargo Bank N.A.	0.290%	8/1/39	4,205,000	4,205,000	(a)(b)

Total Georgia				17,470,000

Illinois — 5.5%

Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.320%	1/1/19	35,100,000	35,100,000	(a)(b)
Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.250%	1/1/39	8,500,000	8,500,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.330%	2/1/35	3,000,000	3,000,000	(a)(b)
Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	500,000	503,639
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.490%	8/1/29	3,480,000	3,480,000	(a)(b)
Illinois Finance Authority Revenue:
Beloit Memorial Hospital Inc., LOC-JPMorgan Chase	0.270%	4/1/36	7,050,000	7,050,000	(a)(b)
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.490%	6/1/37	3,600,000	3,600,000	(a)(b)
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.250%	1/1/48	10,000,000	10,000,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.300%	8/1/35	1,100,000	1,100,000	(a)(b)
Northwestern University	0.400%	3/1/11	2,500,000	2,500,000	(c)
Provena Health, LOC-JPMorgan Chase	0.300%	8/15/44	2,000,000	2,000,000	(a)(b)

Total Illinois				76,833,639

Indiana — 4.0%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	600,000	600,000
Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.490%	1/1/29	3,600,000	3,600,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.490%	2/1/23	3,600,000	3,600,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Indiana — continued

Indiana State Finance Authority Revenue:
Lease Appropriation	0.280%	2/1/35	$4,225,000	$4,225,000	(a)(b)
Lease Appropriation, SPA-Bank of New York	0.260%	2/1/35	1,900,000	1,900,000	(a)(b)
Lease Appropriation, SPA-Bank of Nova Scotia	0.250%	2/1/35	13,750,000	13,750,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.250%	2/1/35	8,600,000	8,600,000	(a)(b)
Lawrenceburg, IN, PCR, Indiana Michigan Power Co. Project, LOC-Royal Bank of Scotland	0.350%	11/1/21	400,000	400,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA- Banco Bilbao Vizcaya	0.390%	3/1/38	18,866,000	18,866,000	(a)(b)

Total Indiana				55,541,000

Iowa — 0.0%

Iowa Higher Education Loan Authority Revenue, RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	600,000	604,471

Kentucky — 0.0%

Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.290%	7/1/38	415,000	415,000	(a)(b)

Louisiana — 4.0%

East Baton Rouge Parish, LA, Sales Tax Revenue, Road & Street Improvement, LOC-Dexia Credit Local	0.400%	8/1/30	15,540,000	15,540,000	(a)(b)
Louisiana PFA Revenue:
Tiger Athletic, LOC-Capital One N.A., FHLB	0.280%	9/2/33	14,500,000	14,500,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.280%	9/2/39	2,500,000	2,500,000	(a)(b)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.350%	9/1/14	1,000,000	1,000,000	(a)(b)
Loop LLC Project, LOC-SunTrust Bank	0.580%	9/1/27	20,220,000	20,220,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.630%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				55,660,000

Maine — 0.1%

Biddeford, ME, GO, BAN	1.000%	4/15/11	1,500,000	1,504,059

Maryland — 2.6%

John Hopkins University Revenue, TECP	0.330%	9/7/10	3,100,000	3,100,000
John Hopkins University Revenue, TECP	0.280%	9/8/10	562,000	562,000
John Hopkins University Revenue, TECP	0.330%	9/8/10	600,000	600,000
John Hopkins University Revenue, TECP	0.270%	10/13/10	1,100,000	1,100,000
John Hopkins University Revenue, TECP	0.270%	10/14/10	3,000,000	3,000,000
John Hopkins University Revenue, TECP:
Maryland Health & Higher EFA	0.330%	9/8/10	1,000,000	1,000,000
Maryland Health & Higher EFA	0.350%	10/6/10	3,700,000	3,700,000
Maryland Industrial Development Financing Authority, LOC-Branch Banking & Trust	0.300%	11/1/30	3,250,000	3,250,000	(a)(b)
Maryland State Economic Development Corp. Revenue, Your Public Radio Corp. Project, LOC-PNC Bank	0.290%	11/15/22	1,200,000	1,200,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
French International School, LOC-SunTrust Bank	0.630%	9/1/34	3,000,000	3,000,000	(a)(b)
Upper Chesapeake Medical Center Inc., LOC- Branch Banking & Trust	0.290%	1/1/43	2,125,000	2,125,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.330%	3/1/26	2,300,000	2,300,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Maryland — continued

Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, SPA- PNC Bank	0.290%	7/1/36	$5,175,000	$5,175,000	(a)(b)
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.300%	6/1/23	6,800,000	6,800,000	(a)(b)

Total Maryland				36,912,000

Massachusetts — 3.6%

Amherst, MA, GO, BAN	1.250%	7/20/11	3,100,000	3,116,573
Bedford, MA, GO, BAN	1.000%	1/14/11	500,000	500,932
Malden, MA, GO, BAN	1.250%	4/29/11	2,900,000	2,913,461
Massachusetts Bay Transportation Authority, TECP, BAN, LOC-Fortis Bank	0.300%	10/13/10	6,100,000	6,100,000
Massachusetts State DFA Revenue:
Marine Biological Laboratory, LOC-JPMorgan Chase	0.300%	10/1/36	1,100,000	1,100,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.350%	10/1/29	5,100,000	5,100,000	(a)(b)
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.310%	7/1/31	530,000	530,000	(a)(b)
Children’s Hospital Corp., LOC-JP Morgan Chase Bank	0.280%	10/1/49	1,900,000	1,900,000	(a)(b)
Great Brook Valley Health, LOC-TD Banknorth N.A.	0.280%	12/1/36	400,000	400,000	(a)(b)
Harvard University	0.200%	2/1/34	2,500,000	2,500,000	(a)(b)
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.280%	10/1/26	3,100,000	3,100,000	(a)(b)
Refunding, Wellesley College	0.200%	7/1/39	145,000	145,000	(a)(b)
Williams College	0.450%	4/7/11	400,000	400,000	(c)
Williams College	0.260%	8/1/14	1,450,000	1,450,000	(a)(b)
Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America	0.290%	7/1/26	3,500,000	3,500,000	(a)(b)
Massachusetts State Water Resources Authority:
Multi-Modal Subordinated, Refunding, LOC- Landesbank Hessen-Thuringen	0.280%	8/1/20	6,000,000	6,000,000	(a)(b)
SPA-Dexia Credit Local	0.310%	8/1/37	900,000	900,000	(a)(b)
Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	2,500,000	2,506,587
Quincy, MA, GO, BAN	1.250%	1/28/11	2,600,000	2,608,450
Swansea, MA, GO, BAN	2.250%	10/22/10	4,950,000	4,957,865
Worcester, MA, GO, BAN	1.250%	11/5/10	1,100,000	1,101,367

Total Massachusetts				50,830,235

Michigan — 1.5%

Michigan Finance Authority	4.750%	8/22/11	15,000,000	15,122,750
Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit	0.260%	11/1/36	100,000	100,000	(a)(b)
Michigan State, GO	2.000%	9/30/10	1,300,000	1,301,512
Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.320%	5/1/30	4,000,000	4,000,000	(a)(b)

Total Michigan				20,524,262

Minnesota — 0.4%

Regents of The University of Minnesota, GO, TECP	0.260%	10/14/10	3,000,000	3,000,000
Regents of The University of Minnesota, TECP	0.380%	10/5/10	1,300,000	1,300,000
University of Minnesota, GO, TECP	0.400%	10/12/10	700,000	700,000
University of Minnesota, TECP	0.400%	10/12/10	400,000	400,000

Total Minnesota				5,400,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Missouri — 0.8%

Missouri State HEFA Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.230%	10/1/35	$3,250,000	$3,250,000	(a)(b)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-JPMorgan Chase	0.270%	6/1/45	3,100,000	3,100,000	(a)(b)
Missouri State Public Utilities Commission Revenue:
Interim Construction Notes	0.270%	10/14/10	1,000,000	1,000,000
Interim Construction Notes	2.000%	8/1/11	3,440,000	3,479,010
University of Missouri, University Revenues,
System Facilities	0.250%	11/1/30	100,000	100,000	(a)(b)

Total Missouri				10,929,010

Montana — 0.0%

Montana State Board of Investment, Municipal
Finance Consolidated Intercap	0.500%	3/1/35	600,000	600,000	(e)

Nebraska — 1.0%

Nebraska Public Power District, TECP:
LIQ-Bank of Nova Scotia	0.340%	9/8/10	7,200,000	7,200,000
LIQ-Bank of Nova Scotia	0.370%	9/9/10	1,400,000	1,400,000
LOC-Bank of Nova Scotia	0.340%	9/9/10	900,000	900,000
Omaha, NE, Public Power District, TECP:
LOC-JPMorgan Chase	0.340%	9/8/10	2,450,000	2,450,000
LOC-JPMorgan Chase	0.270%	9/15/10	1,300,000	1,300,000

Total Nebraska				13,250,000

Nevada — 2.6%

Carson City, NV, Hospital Revenue, Tahoe Hospital Project, LOC-U.S. Bank	0.270%	9/1/33	11,145,000	11,145,000	(a)(b)
Clark County, NV, Airport Revenue, Junior
Subordinated Lien Notes	2.500%	6/1/11	3,500,000	3,548,576
Clark County, NV, Highway Revenue, TECP, LOC-
BNP Paribas	0.400%	10/7/10	2,100,000	2,100,000
Las Vegas Valley, NV, Water District, GO, TECP:
LOC-JPMorgan Chase	0.350%	9/15/10	4,200,000	4,200,000
LOC-JPMorgan Chase	0.360%	10/13/10	3,500,000	3,500,000
LOC-JPMorgan Chase	0.370%	11/9/10	9,800,000	9,800,000
Truckee Meadows, NV, Water Authority Revenue,
TECP, LOC-Lloyds TSB Bank PLC	0.280%	10/6/10	1,800,000	1,800,000

Total Nevada				36,093,576

New Hampshire — 1.4%

Merrimack County, NH, GO, TAN	1.250%	12/30/10	7,000,000	7,007,000	(d)
New Hampshire HEFA Revenue, Dartmouth
Hitchcock Obligation, AGM, SPA-Dexia Credit
Local & JPMorgan Chase	0.360%	8/1/31	12,800,000	12,800,000	(a)(b)

Total New Hampshire				19,807,000

New Jersey — 4.9%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	4,877,000	4,902,279
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	749,000	751,008
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.250%	1/1/26	5,425,000	5,425,000	(a)(b)
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	3,400,000	3,410,955
Ewing Township, NJ, GO, BAN	1.250%	11/5/10	670,500	670,677
Franklin Lakes, NJ, GO, BAN	1.000%	10/28/10	1,196,500	1,197,019
Glassboro, NJ, GO, BAN	1.500%	1/26/11	655,005	656,703
Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	441,482	443,001
Hudson County, NJ, Improvement Authority:
County-GTD Pooled Notes	1.750%	9/3/10	20,000,000	20,000,813
County-GTD Pooled Notes	1.250%	1/19/11	700,000	701,518
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	450,000	452,506

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Jersey — continued

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	$4,200,000	$4,210,682
Montclair Township, NJ, GO, BAN	1.500%	12/17/10	4,100,000	4,113,197
Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	1,904,000	1,911,242
New Jersey EDA Revenue, School Facilities Construction, LOC-Bank of Nova Scotia	0.240%	3/1/26	13,400,000	13,400,000	(a)(b)
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	330,000	330,168
Ringwood Boro, NJ, GO, BAN	1.250%	11/5/10	1,333,770	1,334,452
South Orange Village Township, NJ, GO:
BAN	1.750%	9/9/10	1,924,984	1,925,297
BAN	1.250%	2/1/11	720,000	722,312
Trenton, NJ, GO, BAN	3.500%	12/10/10	387,000	387,929
Verona Township, NJ, GO:
BAN	1.500%	12/15/10	650,000	652,048
BAN	1.000%	8/12/11	1,360,000	1,363,946

Total New Jersey				68,962,752

New York — 4.4%

Albany, NY, GO, BAN	2.000%	7/8/11	3,611,690	3,648,806
Dutchess County, NY, IDA, Marist College, LOC- Bank of New York	0.290%	7/1/28	100,000	100,000	(a)(b)
East Rockaway, NY, GO, BAN	1.500%	7/15/11	1,300,000	1,307,721
Hamburg Town, NY, GO, BAN	1.250%	7/13/11	2,297,200	2,307,232
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	4,600,000	4,611,796
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	1,100,000	1,102,307
Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	4,356,000	4,376,441
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	1,730,000	1,735,152
MTA of New York Revenue, LOC-BNP Paribas	0.270%	11/1/35	3,100,000	3,100,000	(a)(b)
MTA, NY, TECP:
BAN, LOC-ABN AMRO Bank N.V.	0.400%	10/7/10	4,400,000	4,400,000
BAN, LOC-ABN AMRO Bank N.V.	0.330%	11/8/10	11,400,000	11,400,000
New York City, NY, HDC, Multi-Family Mortgage Revenue, 20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.320%	6/1/39	1,800,000	1,800,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan Chase	0.330%	12/1/36	500,000	500,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA- Landesbank Hessen-Thuringen	0.230%	6/15/39	900,000	900,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.230%	11/1/22	3,000,000	3,000,000	(a)(b)
New York, NY, HDC, Residential Montefiore, LOC- JPMorgan Chase	0.280%	5/1/30	1,500,000	1,500,000	(a)(b)
Newstead, NY, GO, BAN	1.500%	7/27/11	885,000	887,282
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	4,200,000	4,211,071
Sherburne Earlville, NY, CSD, GO, BAN	1.500%	6/30/11	4,229,101	4,245,035
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	2,251,000	2,257,319
Susquehanna Valley, NY, CSD, GO, BAN	1.250%	7/29/11	3,650,000	3,661,784

Total New York				61,051,946

North Carolina — 2.9%

Charlotte, NC, COP, Governmental Facilities, SPA- Bank of America N.A.	0.310%	6/1/33	3,080,000	3,080,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.340%	1/15/44	23,690,000	23,690,000	(a)(b)
FSA, SPA-Dexia Credit Local	0.340%	1/15/43	1,100,000	1,100,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

North Carolina — continued

North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue, Duke School For Children, LOC-Bank of America	0.450%	9/1/27	$2,000,000	$2,000,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.390%	2/1/25	2,710,000	2,710,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.290%	4/1/29	735,000	735,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.300%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.280%	12/1/36	5,180,000	5,180,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.300%	6/1/36	110,000	110,000	(a)(b)

Total North Carolina				41,105,000

Ohio — 2.7%

Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	0.320%	12/1/32	4,045,000	4,045,000	(a)(b)
Dublin, OH, City School District, GO, BAN	1.000%	10/14/10	600,000	600,441
Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.330%	9/9/10	7,000,000	7,000,000
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.370%	11/1/25	3,600,000	3,600,000	(a)(b)
Ohio State University, TECP	0.300%	11/8/10	400,000	400,000
Ohio State Water Development Authority, Pollution Control Facilities Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC	0.280%	1/1/34	5,150,000	5,150,000	(a)(b)
University of Akron, OH, General Receipts, AGM, SPA-Dexia Credit Local	0.330%	1/1/29	4,600,000	4,600,000	(a)(b)
University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	700,000	701,981
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	1,000,000	1,005,784
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.400%	12/1/33	10,295,000	10,295,000	(a)(b)

Total Ohio				37,398,206

Oklahoma — 1.7%

Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.300%	1/1/42	15,665,000	15,665,000	(a)(b)
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.300%	10/14/10	3,500,000	3,500,000
Oklahoma State Turnpike Authority Revenue, SPA- Lloyds TSB Bank PLC	0.250%	1/1/28	4,000,000	4,000,000	(a)(b)

Total Oklahoma				23,165,000

Oregon — 1.2%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.340%	10/4/10	2,600,000	2,600,000
Providence Health System	0.400%	1/4/11	5,300,000	5,300,000
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.290%	10/1/34	2,900,000	2,900,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Oregon — continued

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.320%	5/1/37	$5,410,000	$5,410,000	(a)(b)

Total Oregon				16,210,000

Pennsylvania — 6.1%

Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.340%	6/1/32	7,180,000	7,180,000	(a)(b)
Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.250%	7/1/27	670,000	670,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.290%	1/1/28	3,500,000	3,500,000	(a)(b)
Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.280%	12/1/41	15,300,000	15,300,000	(a)(b)
Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Northern Trust Co.	0.220%	6/1/39	3,200,000	3,200,000	(a)(b)
Geisinger Authority, PA, Health System Revenue:
Geisinger Health System, SPA-PNC Bank N.A.	0.250%	8/1/22	1,500,000	1,500,000	(a)(b)
Geisinger Health System, SPA-PNC Bank N.A.	0.250%	8/1/28	2,100,000	2,100,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.290%	7/1/37	4,080,000	4,080,000	(a)(b)
Manheim Township, PA, School District, GO:
AGM, SPA-Royal Bank of Canada	0.370%	5/1/21	7,080,000	7,080,000	(a)(b)
AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.300%	6/1/25	400,000	400,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue, NHS-AVS LLC, LOC- Commerce Bank	0.250%	12/1/38	10,900,000	10,900,000	(a)(b)
Pennsylvania Economic Development Financing Authority, TECP, LOC-Wells Fargo Bank N.A.	0.620%	12/1/38	2,600,000	2,600,000	(e)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.290%	1/1/34	8,690,000	8,690,000	(a)(b)
Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.250%	3/1/27	6,800,000	6,800,000	(a)(b)
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	7,000,000	7,074,774
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.300%	11/1/29	2,915,000	2,915,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.320%	9/1/24	1,600,000	1,600,000	(a)(b)

Total Pennsylvania				85,589,774

Puerto Rico — 0.1%

Commonwealth of Puerto Rico, GO, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.190%	7/1/32	700,000	700,000	(a)(b)

Rhode Island — 0.0%

Coventry, RI, GO, BAN	1.250%	4/12/11	615,000	617,087

South Carolina — 1.1%

Lexington, SC, GO, BAN	1.250%	6/30/11	500,000	502,259
Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.310%	12/1/25	9,925,000	9,925,000	(a)(b)
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.390%	12/1/19	2,300,000	2,300,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.300%	6/1/35	2,760,000	2,760,000	(a)(b)

Total South Carolina				15,487,259

South Dakota — 0.0%

South Dakota Housing Development Authority, Homeownership Mortgage, LOC-FHLB	0.310%	5/1/39	200,000	200,000	(a)(b)

Tennessee — 0.2%

Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,005,000	1,017,690

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Tennessee — Continued

Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, TECP:
LOC-JPMorgan Chase	0.330%	12/7/10	$1,400,000	$1,400,000
LOC-U.S. Bank N.A.	0.330%	12/7/10	900,000	900,000

Total Tennessee				3,317,690

Texas — 5.5%

Austin, TX, ISD, TECP, LOC-Bank of America N.A.	0.330%	9/7/10	7,800,000	7,800,000
Bexar, TX, Metropolitan Water District, TECP, LOC- Bank of America N.A.	0.380%	10/7/10	700,000	700,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.230%	12/1/24	7,150,000	7,150,000	(a)(b)
Methodist Hospital	0.230%	12/1/27	4,500,000	4,500,000	(a)(b)
YMCA of the Greater Houston Area, LOC-Bank of America N.A.	0.260%	6/1/38	4,500,000	4,500,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:
Methodist Hospital System	0.370%	11/4/10	4,700,000	4,700,000
Methodist Hospital System	0.450%	1/11/11	2,600,000	2,600,000
Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.300%	9/9/10	9,600,000	9,600,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.230%	12/1/41	1,900,000	1,900,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.340%	6/1/27	2,400,000	2,400,000	(a)(b)
Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.400%	10/6/10	5,200,000	5,200,000
Houston, TX, Higher Education Finance Corp., TECP	0.360%	1/20/11	1,000,000	1,000,000
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.350%	9/14/10	1,400,000	1,400,000
Rice University	0.330%	10/7/10	1,300,000	1,300,000
Rice University	0.330%	12/7/10	1,400,000	1,400,000
Rice University	0.360%	12/8/10	3,500,000	3,500,000
Houston, TX, TECP, Hotel Occupancy Tax & Parking Revenue, LOC-Bank of New York	0.300%	11/9/10	200,000	200,000
Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project	0.190%	11/1/29	1,420,000	1,420,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP:
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.370%	10/7/10	2,500,000	2,500,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.360%	10/13/10	600,000	600,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.350%	10/14/10	6,200,000	6,200,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.380%	10/14/10	2,300,000	2,300,000
Texas A&M University, TECP	0.350%	10/6/10	900,000	900,000
Texas Public Finance Authority, GO, TECP	0.350%	9/13/10	500,000	500,000
Texas Technical University Revenue Financing System, TECP	0.320%	9/13/10	900,000	900,000
Texas Technical University Revenue Financing System, TECP	0.350%	10/6/10	704,000	704,000
University of North Texas, TECP	0.310%	10/8/10	1,200,000	1,200,000

Total Texas				77,074,000

Utah — 1.5%

Central Utah Water Conservancy District, GO, LIQ- Helaba	0.330%	4/1/32	6,605,000	6,605,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Utah — Continued

Utah County, UT, Heritage Schools Project, LOC- U.S. Bank	0.290%	12/1/15	$2,970,000	$2,970,000	(a)(b)
Utah Transit Authority, Sales Tax Revenue, LOC- Fortis Bank SA	0.220%	6/15/36	3,700,000	3,700,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ- JPMorgan Chase	0.300%	10/1/37	5,300,000	5,300,000	(a)(b)
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.260%	2/15/31	1,700,000	1,700,000	(a)(b)

Total Utah				20,275,000

Vermont — 0.1%

Vermont Educational & Health Buildings Financing Agency Revenue, Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.	0.250%	10/1/29	1,550,000	1,550,000	(a)(b)

Virginia — 2.8%

Albemarle County, VA, EDA, Health Services Revenue, University of Virginia Health Services Foundation, LOC-Bank of America N.A.	0.250%	3/1/39	5,200,000	5,200,000	(a)(b)
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.250%	10/1/48	14,900,000	14,900,000	(a)(b)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.320%	12/1/37	1,600,000	1,600,000	(a)(b)
Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.290%	1/1/35	2,250,000	2,250,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA- Wells Fargo Bank N.A.	0.250%	2/1/26	13,600,000	13,600,000	(a)(b)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.310%	1/1/36	1,400,000	1,400,000	(a)(b)

Total Virginia				38,950,000

Washington — 3.1%

Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A.	0.450%	12/1/28	1,800,000	1,800,000	(a)(b)
Everett, WA, GO, LOC-Bank of America	0.360%	12/1/21	2,450,000	2,450,000	(a)(b)
King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.340%	1/1/32	400,000	400,000	(a)(b)
Snohomish County, WA, Housing Authority Revenue, Autumn Chase Apartments Project, LOC-Bank of America N.A.	0.310%	7/1/36	4,575,000	4,575,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.290%	1/1/27	9,300,000	9,300,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.290%	5/1/28	8,360,000	8,360,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.320%	10/1/30	3,000,000	3,000,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.320%	10/1/36	6,000,000	6,000,000	(a)(b)
Washington State Housing Finance Commission:
Single-Family Program, GNMA, FNMA, FHLMC, LIQ-State Street Bank & Trust Co.	0.290%	6/1/39	5,500,000	5,500,000	(a)(b)
United Way of King County Project, LOC-Bank of America	0.510%	3/1/28	1,600,000	1,600,000	(a)(b)

Total Washington				42,985,000

West Virginia — 1.0%

West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC- JPMorgan Chase	0.260%	6/1/41	13,110,000	13,110,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

West Virginia — continued

West Virginia State Hospital Finance Authority, Hospital Revenue, West Virginia United Health Systems, LOC-Bank of America N.A.	0.250%	6/1/41	$935,000	$935,000	(a)(b)

Total West Virginia				14,045,000

Wisconsin — 2.0%

Wisconsin State HEFA Revenue, Froedtert &
Community Health, LOC-U.S. Bank N.A.	0.230%	4/1/35	2,500,000	2,500,000	(a)(b)
Wisconsin State, GO, TECP	0.320%	9/9/10	7,100,000	7,100,000
Wisconsin State, GO, TECP	0.500%	9/9/10	1,725,000	1,725,000
Wisconsin State, GO, TECP	0.340%	9/10/10	15,900,000	15,900,000

Total Wisconsin				27,225,000

TOTAL INVESTMENTS — 100.5% (Cost — $1,401,590,354#)				1,401,590,354
Liabilities in Excess of Other Assets — (0.5)%				(7,385,916)

TOTAL NET ASSETS — 100.0%				$1,394,204,438

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Security is purchased on a when-issued basis.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governments
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Communities Development Authority
COP	- Certificates of Participation
CSD	- Central School District
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDC	- Industrial Development Corporation
IDR	- Industrial Development Revenue
IFA	- Industrial Finance Agency
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utility District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Q-SBLF	- Qualified School Board Loan Fund
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Note
USD	- Unified School District

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	August 31, 2010

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Summary of Investments by Sector*

Health care	23.7%
Education	15.7
General obligation	14.4
Miscellaneous	8.3
Transportation	7.4
Water & sewer	6.5
Utilities	4.6
Finance	4.0
Public facilities	3.8
Industrial revenue	2.9
Power	2.6
Tax allocation	1.8
Pollution control	1.7
Housing: single family	1.7
Housing: multi-family	0.9

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of August 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
A-1	60.7%
VMIG1	21.5
SP-1	4.4
P-1	2.7
MIG1	2.5
F-1	2.1
AAA/Aaa	0.2
AA/Aa	0.1
NR	5.8

100.0%

†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs and these ratings may be higher or lower.

See pages 17 through 20 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited) (continued)

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Security Ratings (unaudited) (continued)

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Short-Term Security Ratings (unaudited) (continued)

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional AMT Free Municipal Money Market Fund (“Institutional AMT Free Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$1,126,444,002	—	$1,126,444,002

† See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Institutional AMT Free Municipal Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$1,401,590,354	—	$1,401,590,354

† See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Funds may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities Traded on a When-Issued Basis. The Funds may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2010, the Funds did not invest in derivative instruments and do not have any intention to do so in the future.

3. Regulatory matter

The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rule, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	October 25, 2010